Containers, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	[1]
Property Plant And Equipment [Abstract]
Containers, cost	$ 4,963,965	$ 4,708,326
Containers, accumulated depreciation	(1,172,355)	(990,784)
Containers, net book value	$ 3,791,610	$ 3,717,542	[2]

[1]	Amount as of December 31, 2016 has been restated for immaterial corrections of identified errors related to the calculation of gain on sale of containers, net (see Note 2 “Immaterial Correction of Errors in Prior Periods”).
[2]	Certain amounts as of December 31, 2016 have been restated for immaterial corrections of identified errors related to the calculation of gain on sale of containers, net, to properly account for lease concessions (see Note 2 "Immaterial Correction of Errors in Prior Periods") and to reclassify debt balances to conform with the 2017 presentation.